Major Restructuring Costs - Summary of Major Restructuring Charges from Continuing Operations by Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restructuring costs [line items]
Cost of sales	£ 9,554	£ 8,163	£ 7,929
Selling, general and administration	8,372	7,070	7,437
Cost charged to operating profit	321	424	1,178
Cost of major restructuring [member]
Disclosure of restructuring costs [line items]
Cost of sales	102	102	585
Selling, general and administration	180	277	395
Research and development	39	45	198
Cost charged to operating profit	£ 321	£ 424	£ 1,178